Fair Value Measurements - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Selling General And Administrative Expenses USD ($)	Mar. 31, 2012 Selling General And Administrative Expenses JPY (¥)	Mar. 31, 2011 Selling General And Administrative Expenses JPY (¥)	Mar. 31, 2012 Cost of Sales USD ($)	Mar. 31, 2012 Cost of Sales JPY (¥)	Mar. 31, 2011 Cost of Sales JPY (¥)	Mar. 31, 2012 Operating Expense USD ($)	Mar. 31, 2012 Operating Expense JPY (¥)	Mar. 31, 2011 Operating Expense JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 JPY (¥)
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Goodwill, fair value													$ 0	¥ 0
Goodwill, impairment charge	335,256	27,491,000
Long-lived assets, carrying amount	122,805	10,070,000	1,556,000
Long-lived assets, fair value													0	0	714,000
Impairment charge				$ 122,805	¥ 10,070,000	¥ 842,000	$ 6,720	¥ 551,000	¥ 77,000	$ 116,085	¥ 9,519,000	¥ 765,000